Note 4 - Cash, Cash Equivalents and Marketable Securities - Cash and Cash Equivalents (10Q) (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and cash equivalents	$ 14,645,586	$ 10,113,706	$ 37,313,558
Bank Time Deposits [Member]
Statement [Line Items]
Cash and cash equivalents	631,002	1,586,920	30,308,075
Money Market Funds [Member]
Statement [Line Items]
Cash and cash equivalents	$ 14,014,584	$ 8,526,786	$ 7,005,483